Offerings	Oct. 07, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(a) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (b) An indeterminate aggregate offering price or number of securities of each identified class to be offered at indeterminate prices from time to time is being registered pursuant to this registration statement. (c) In accordance with Rules 456(b) and 457(r), Wynn Resorts, Limited is deferring payment of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares representing preferred stock
Fee Rate	0.01381%
Offering Note	Such indeterminate number of depositary shares to be evidenced by depositary receipts issued under a deposit agreement. If fractional interests in shares of preferred stock are issued, depositary receipts will be distributed for such fractional interests and the shares of preferred stock will be issued to the depositary under the deposit agreement. See also Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior debt securities, senior subordinated debt securities and junior subordinated debt securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.